GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 2.95%
575,000	Ascentium Equipment Receivables(b) Series 2019-2A Class A3 2.19%, 11/10/2026	$ 567,971
595,000	Bank of the West Auto Trust(b) Series 2019-1 Class A3 2.43%, 04/15/2024	593,375
300,000	Carmax Auto Owner Trust Series 2019-3 Class A3 2.18%, 08/15/2024	301,091
	Dell Equipment Finance Trust(b)
	Series 2018-2 Class B
275,000	3.55%, 10/22/2023	276,628
	Series 2018-2 Class C
325,000	3.72%, 10/22/2023	327,711
335,000	Drive Auto Receivables Trust Series 2019-4 Class B 2.23%, 01/16/2024	329,249
766,888	Driver Australia Six Trust(c) Series 6 Class A AUD, 1.36%, 12/21/2027 1-mo. BBSW + 0.90%	471,060
375,000	DT Auto Owner Trust(b) Series 2019-4A Class B 2.36%, 01/16/2024	367,102
550,000	Enterprise Fleet Financing LLC(b) Series 2019-3 Class A3 2.19%, 05/20/2025	541,142
	GM Financial Automobile Leasing Trust
	Series 2018-3 Class B
205,000	3.48%, 07/20/2022	205,843
	Series 2018-3 Class C
400,000	3.70%, 07/20/2022	400,859
450,000	Golden Credit Card Trust(b) Series 2018-4A Class A 3.44%, 10/15/2025	447,556
448,497	Invitation Homes Trust(b)(c) Series 2018-SFR4 Class A 1.90%, 01/17/2038 1-mo. LIBOR + 1.10%	415,941
600,000	Magnetite XVII Ltd(b)(c) Series 2016-17A Class AR 2.92%, 07/20/2031 3-mo. LIBOR + 1.10%	563,497
750,000	Master Credit Card Trust II(b)(c) Series 2018-1A Class A 1.41%, 07/21/2024 1-mo. LIBOR + 0.49%	695,720
625,000	MBarc Credit Canada Inc(b) Series 2019-AA Class A3 CAD, 2.72%, 10/16/2023	445,183
575,000	Penarth Master Issuer PLC(b)(c) Series 2018-2A Class A1 1.06%, 09/18/2022 1-mo. LIBOR + 0.45%	563,287
250,000	SCF Equipment Leasing LLC(b) Series 2019-1A Class A2 3.23%, 10/20/2024	246,512
Principal Amount(a)		Fair Value
Non-Agency — (continued)
675,000	Silver Arrow Canada LP(b) Series 2019-1A Class A3 CAD, 2.40%, 08/15/2026	$ 476,975
1,158,603	Starwood Waypoint Homes Trust(b)(c) Series 2017-1 Class A 1.65%, 01/17/2035 1-mo. LIBOR + 0.95%	1,061,464
550,000	Taconic Park Ltd(b)(c) Series 2016-1A Class A1R 2.82%, 01/20/2029 3-mo. LIBOR + 1.00%	526,580
1,000,000	Tesla Auto Lease Trust(b) Series 2019-A Class B 2.41%, 12/20/2022	964,360
575,000	Tricon American Homes Trust(b) Series 2019-SFR1 Class A 2.75%, 03/17/2038	539,703
		11,328,809
U.S. Government Agency — 0.24%
310,000	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	341,646
548,855	Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90%, 06/25/2027	579,014
		920,660
TOTAL ASSET-BACKED SECURITIES — 3.19% (Cost $12,620,858)		$12,249,469
CORPORATE BONDS AND NOTES
Basic Materials — 0.41%
	Anglo American Capital PLC
140,000	EUR, 1.63%, 09/18/2025	136,748
260,000	EUR, 1.63%, 03/11/2026	251,201
200,000	Equate Petrochemical BV 3.00%, 03/03/2022	191,964
225,000	Indonesia Asahan Aluminium Persero PT(b) 5.23%, 11/15/2021	225,000
225,000	Inversiones CMPC SA(b) 3.85%, 01/13/2030	202,500
215,000	Sherwin-Williams Co 2.30%, 05/15/2030	201,982
190,000	Southern Copper Corp 5.88%, 04/23/2045	200,620
200,000	Steel Dynamics Inc 3.45%, 04/15/2030	181,199
		1,591,214

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Communications — 2.42%
	AT&T Inc
370,000	EUR, 0.25%, 03/04/2026	$ 379,264
300,000	EUR, 1.80%, 09/14/2039	272,965
365,000	CCO Holdings LLC / CCO Holdings Capital Corp(b) 4.50%, 08/15/2030	357,700
70,000	CenturyLink Inc(b) 4.00%, 02/15/2027	66,850
675,000	CK Hutchison Group Telecom Finance SA EUR, 1.13%, 10/17/2028	687,665
	Comcast Corp
300,000	3.70%, 04/15/2024	321,992
450,000	2.65%, 02/01/2030	463,492
375,000	EUR, 0.75%, 02/20/2032	371,325
450,000	3.75%, 04/01/2040	447,570
470,000	Lamar Media Corp(b) 3.75%, 02/15/2028	440,569
1,000,000	Orange SA EUR, 1.16%, 09/04/2026	1,023,600
	VEON Holdings BV
600,000	3.95%, 06/16/2021	592,500
675,000	4.00%, 04/09/2025	641,250
	Verizon Communications Inc
305,000	4.02%, 12/03/2029	343,866
275,000	3.15%, 03/22/2030	295,728
775,000	4.00%, 03/22/2050	919,775
325,000	Vodafone Group PLC(d) EUR, 3.10%, 01/03/2079	344,553
1,025,000	Walt Disney Co 4.70%, 03/23/2050	1,327,525
		9,298,189
Consumer, Cyclical — 1.35%
200,000	CK Hutchison Europe Finance Ltd EUR, 1.25%, 04/13/2025	218,330
320,000	CK Hutchison Finance II Ltd EUR, 0.88%, 10/03/2024	344,612
	Home Depot Inc
525,000	2.70%, 04/15/2030	535,046
1,175,000	3.35%, 04/15/2050	1,277,646
	McDonald's Corp
140,000	3.60%, 07/01/2030	146,622
450,000	4.20%, 04/01/2050	498,568
325,000	O'Reilly Automotive Inc 4.20%, 04/01/2030	336,573
600,000	Target Corp 2.65%, 09/15/2030	614,343
1,175,000	TJX Cos Inc 3.50%, 04/15/2025	1,201,804
		5,173,544
Consumer, Non-Cyclical — 3.04%
	AbbVie Inc(b)
175,000	2.95%, 11/21/2026	178,300
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
200,000	4.25%, 11/21/2049	$ 215,734
125,000	Centene Corp(b) 3.38%, 02/15/2030	116,250
	Cigna Corp
225,000	3.40%, 09/17/2021	228,361
625,000	3.40%, 03/15/2050	595,298
225,000	Conagra Brands Inc 3.80%, 10/22/2021	226,753
	CVS Health Corp
225,000	2.80%, 07/20/2020	225,042
190,000	2.63%, 08/15/2024	190,569
400,000	3.88%, 07/20/2025	413,298
600,000	3.75%, 04/01/2030	620,813
190,000	5.05%, 03/25/2048	215,765
425,000	4.25%, 04/01/2050	441,843
200,000	Danaher Corp EUR, 2.50%, 03/30/2030	219,786
	DH Europe Finance II SARL
475,000	EUR, 0.20%, 03/18/2026	483,950
500,000	2.60%, 11/15/2029	486,152
225,000	DP World Crescent Ltd 3.75%, 01/30/2030	186,750
290,000	DP World PLC 6.85%, 07/02/2037	273,180
345,000	Elanco Animal Health Inc 5.65%, 08/28/2028	364,079
	Estee Lauder Cos Inc
35,000	2.00%, 12/01/2024	34,866
230,000	2.38%, 12/01/2029	223,122
	HCA Inc
120,000	5.88%, 02/01/2029	126,900
223,000	3.50%, 09/01/2030	202,458
	Keurig Dr Pepper Inc
225,000	3.55%, 05/25/2021	227,609
650,000	4.06%, 05/25/2023	676,930
	Kraft Heinz Foods Co
220,000	4.63%, 01/30/2029	221,774
115,000	4.88%, 10/01/2049(b)	104,692
150,000	Medtronic Global Holdings SCA EUR, 1.63%, 03/07/2031	163,957
500,000	PayPal Holdings Inc 2.40%, 10/01/2024	502,451
1,600,000	PepsiCo Inc 3.63%, 03/19/2050	1,898,724
	Pfizer Inc
110,000	2.95%, 03/15/2024	114,062
105,000	3.45%, 03/15/2029	116,074
475,000	Takeda Pharmaceutical Co Ltd EUR, 3.00%, 11/21/2030	546,342
350,000	United Rentals North America Inc 4.00%, 07/15/2030	313,250
	UnitedHealth Group Inc
325,000	2.38%, 08/15/2024	333,201

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
160,000	2.88%, 08/15/2029	$ 168,621
		11,656,956
Energy — 2.97%
325,000	Abu Dhabi Crude Oil Pipeline LLC(b) 4.60%, 11/02/2047	323,700
	Aker BP ASA(b)
350,000	3.00%, 01/15/2025	277,876
150,000	3.75%, 01/15/2030	112,272
650,000	Cameron LNG LLC(b) 2.90%, 07/15/2031	570,373
725,000	Cheniere Corpus Christi Holdings LLC(b) 3.70%, 11/15/2029	542,180
	Diamondback Energy Inc
525,000	2.88%, 12/01/2024	366,769
250,000	5.38%, 05/31/2025	184,355
625,000	Enbridge Inc 4.00%, 11/15/2049	557,381
	Energy Transfer Operating LP
625,000	3.60%, 02/01/2023	555,629
150,000	4.50%, 04/15/2024	133,805
190,000	5.25%, 04/15/2029	160,889
500,000	Enterprise Products Operating LLC 2.80%, 01/31/2030	454,311
675,000	EQT Corp 3.00%, 10/01/2022	563,625
575,000	Equinor ASA 3.25%, 11/18/2049	566,225
	Exxon Mobil Corp
475,000	4.23%, 03/19/2040	550,119
1,550,000	4.33%, 03/19/2050	1,896,718
325,000	Gazprom PJSC Via Gaz Capital SA EUR, 2.50%, 03/21/2026	354,880
343,000	Genesis Energy LP / Genesis Energy Finance Corp 7.75%, 02/01/2028	238,797
325,000	KazMunayGas National Co JSC 6.38%, 10/24/2048	321,750
164,000	Petrobras Global Finance BV(b) 5.09%, 01/15/2030	149,650
325,000	Petroleos Mexicanos EUR, 5.13%, 03/15/2023	304,820
625,000	Plains All American Pipeline LP / PAA Finance Corp 3.55%, 12/15/2029	427,007
250,000	Saudi Arabian Oil Co(b) 2.75%, 04/16/2022	244,897
975,000	Sinopec Group Overseas Development 2018 Ltd(b) 2.50%, 08/08/2024	971,593
	Western Midstream Operating LP
135,000	3.10%, 02/01/2025	70,625
290,000	4.65%, 07/01/2026	147,731
Principal Amount(a)		Fair Value
Energy — (continued)
825,000	4.05%, 02/01/2030	$ 363,104
		11,411,081
Financial — 6.13%
	AerCap Ireland Capital Designated Activity Co/ AerCap Global Aviation Trust
300,000	2.88%, 08/14/2024	241,872
150,000	4.45%, 10/01/2025	132,085
600,000	American Express Co 2.50%, 07/30/2024	607,330
375,000	American Tower Corp REIT 2.40%, 03/15/2025	369,503
500,000	Banco Santander SA EUR, 0.88%, 05/09/2031	581,222
1,600,000	Bank of America Corp(c) 4.08%, 03/20/2051 3-mo. LIBOR + 3.15%	1,816,276
425,000	Berkshire Hathaway Inc EUR, 1.09%, 03/12/2025	444,288
400,000	Credit Agricole Home Loan SFH SA EUR, 1.25%, 03/24/2031	487,579
545,000	Credit Agricole SA 3.25%, 01/14/2030	517,642
475,000	Crown Castle International Corp 3.30%, 07/01/2030	471,100
	CyrusOne LP / CyrusOne Finance Corp REIT
100,000	2.90%, 11/15/2024	98,153
225,000	EUR, 1.45%, 01/22/2027	216,443
250,000	3.45%, 11/15/2029	220,678
200,000	Development Bank of Kazakhstan JSC 4.13%, 12/10/2022	196,176
250,000	First Republic Bank(d) 1.91%, 02/12/2024	239,770
	Healthcare Trust of America Holdings LP REIT
230,000	3.50%, 08/01/2026	227,460
260,000	3.10%, 02/15/2030	232,521
925,000	HSBC Holdings PLC 4.95%, 03/31/2030	1,020,127
	ING Groep NV(d)
300,000	EUR, 3.00%, 04/11/2028	328,372
200,000	EUR, 2.00%, 03/22/2030	209,538
240,000	Jackson National Life Global Funding(b) 3.30%, 02/01/2022	244,809
1,275,000	JPMorgan Chase & Co(c)(d) 4.49%, 03/24/2031	1,479,160
625,000	KeyCorp 2.25%, 04/06/2027	590,344
200,000	Korea Development Bank 3.00%, 03/19/2022	205,550
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	1,217,154

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
510,000	Marsh & McLennan Cos Inc EUR, 1.98%, 03/21/2030	$ 549,578
	Mastercard Inc
150,000	3.30%, 03/26/2027	162,998
450,000	3.35%, 03/26/2030	500,046
725,000	3.85%, 03/26/2050	884,924
295,000	MDGH - GMTN BV 2.50%, 11/07/2024	280,802
975,000	MetLife Inc 4.55%, 03/23/2030	1,094,521
220,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT 5.75%, 02/01/2027	191,400
600,000	PNC Bank NA(c) 2.23%, 07/22/2022 3-mo. LIBOR + 0.44%	601,509
425,000	Pricoa Global Funding I(b) 2.40%, 09/23/2024	417,512
	Prologis LP REIT
100,000	2.13%, 04/15/2027	95,164
325,000	2.25%, 04/15/2030	297,338
625,000	Royal Bank of Canada 2.55%, 07/16/2024	636,480
	Royal Bank of Scotland Group PLC
215,000	6.13%, 12/15/2022	221,771
840,000	3.88%, 09/12/2023	848,515
600,000	SBA Tower Trust REIT(b) 2.84%, 01/15/2025	579,540
850,000	Temasek Financial I Ltd EUR, 1.25%, 11/20/2049	926,497
725,000	Truist Financial Corp 2.50%, 08/01/2024	716,944
600,000	US Bancorp 2.40%, 07/30/2024	599,831
76,000	VICI Properties LP / VICI Note Co Inc REIT(b) 3.50%, 02/15/2025	70,205
	Visa Inc
950,000	1.90%, 04/15/2027	947,321
250,000	2.05%, 04/15/2030	249,638
	WPC Eurobond BV REIT
100,000	EUR, 2.13%, 04/15/2027	106,162
135,000	EUR, 1.35%, 04/15/2028	130,098
		23,503,946
Industrial — 0.70%
	Boeing Co
150,000	2.80%, 03/01/2024	141,187
95,000	3.20%, 03/01/2029	87,733
	Carrier Global Corp(b)
450,000	2.49%, 02/15/2027	429,600
150,000	2.72%, 02/15/2030	138,014
230,000	General Electric Co EUR, 0.38%, 05/17/2022	242,788
1,025,000	Northrop Grumman Corp 5.25%, 05/01/2050	1,395,350
Principal Amount(a)		Fair Value
Industrial — (continued)
260,000	Republic Services Inc 2.50%, 08/15/2024	$ 261,772
		2,696,444
Technology — 0.46%
325,000	Dell International LLC / EMC Corp(b) 6.02%, 06/15/2026	345,814
325,000	Fidelity National Information Services Inc EUR, 1.50%, 05/21/2027	347,900
625,000	Hewlett Packard Enterprise Co 2.25%, 04/01/2023	610,701
340,000	Microsoft Corp 4.25%, 02/06/2047	441,641
		1,746,056
Utilities — 1.87%
	AES Corp
145,000	6.00%, 05/15/2026	142,825
35,000	5.13%, 09/01/2027	35,087
350,000	American Electric Power Co Inc 3.25%, 03/01/2050	304,171
1,425,000	Consolidated Edison Co of New York Inc 3.95%, 04/01/2050	1,483,920
340,000	Duke Energy Indiana LLC 2.75%, 04/01/2050	313,034
205,000	Edison International 4.13%, 03/15/2028	196,254
450,000	EDP Finance BV EUR, 0.38%, 09/16/2026	463,121
575,000	Enel Finance International NV EUR, 0.38%, 06/17/2027	589,327
600,000	Engie SA(d)(e) EUR, 1.38%, Perpetual	626,897
	FirstEnergy Corp
120,000	2.05%, 03/01/2025	116,011
500,000	2.65%, 03/01/2030	471,268
500,000	Iberdrola International BV(d)(e) EUR, 2.63%, Perpetual	543,741
200,000	Infraestructura Energetica Nova SAB de CV 4.88%, 01/14/2048	153,878
370,000	Perusahaan Listrik Negara PT EUR, 1.88%, 11/05/2031	371,388
	Southern California Edison Co
600,000	2.85%, 08/01/2029	578,822

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
450,000	3.65%, 02/01/2050	$ 433,317
400,000	Xcel Energy Inc 3.50%, 12/01/2049	352,472
		7,175,533
TOTAL CORPORATE BONDS AND NOTES — 19.35% (Cost $75,378,899)		$74,252,963
FOREIGN GOVERNMENT BONDS AND NOTES
625,000	Abu Dhabi Government International Bond 2.50%, 09/30/2029	607,062
550,000	African Export-Import Bank 5.25%, 10/11/2023	545,403
750,000	Arab Petroleum Investments Corp(b) 4.13%, 09/18/2023	749,933
3,215,000	Argentina Bonar Bonds(c)(f) ARS, 30.19%, 04/03/2022 BADLARPP + 2.00%	30,230
24,998,100	Argentina Treasury Bill ARS, 2.51%, 03/30/2021	379,196
	Argentina Treasury Bond BONCER
102,568,742	ARS, 1.20%, 03/18/2022	770,321
47,865,568	ARS, 1.40%, 03/25/2023	340,755
47,865,570	ARS, 1.50%, 03/25/2024	312,250
	Argentine Bonos del Tesoro(f)
92,500,000	ARS, 18.20%, 10/03/2021	681,730
42,851,000	ARS, 16.00%, 10/17/2023	253,903
78,288,000	ARS, 15.50%, 10/17/2026	399,762
	Australia Government Bond
4,350,000	AUD, 2.25%, 05/21/2028	3,011,409
1,675,000	AUD, 1.75%, 07/20/2034(b)	1,016,714
550,000	Banque Ouest Africaine de Developpement 5.00%, 07/27/2027	515,416
	Brazil Letras do Tesouro Nacional(h)
14,632(g)	BRL, 0.00%, 07/01/2020	2,796,309
23,320(g)	BRL, 0.00%, 10/01/2020	4,414,752
3,083(g)	Brazil Notas do Tesouro Nacional Series F BRL, 10.00%, 01/01/2021	621,676
8,300,000	Bundesrepublik Deutschland Bundesanleihe EUR, 3.00%, 07/04/2020	9,238,128
850,000	Canadian Government Bond CAD, 3.50%, 12/01/2045	890,286
	Colombia Government International Bond
266,000,000	COP, 7.75%, 04/14/2021	67,139
41,000,000	COP, 4.38%, 03/21/2023	9,659
600,000	4.00%, 02/26/2024	607,146
64,000,000	COP, 9.85%, 06/28/2027	17,389
	Colombian TES
1,189,000,000	COP, 7.00%, 05/04/2022	303,868
4,456,000,000	COP, 10.00%, 07/24/2024	1,257,596
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
4,155,200,000	COP, 7.50%, 08/26/2026	$ 1,047,494
360,000	Corp Andina de Fomento 3.25%, 02/11/2022	373,252
500,000	Croatia Government International Bond EUR, 2.75%, 01/27/2030	579,023
	Cyprus Government International Bond
325,000	EUR, 1.25%, 01/21/2040	335,452
665,000	EUR, 2.75%, 05/03/2049	902,118
2,300,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	630,991
	Egypt Government International Bond
200,000	6.13%, 01/31/2022	192,000
200,000	6.20%, 03/01/2024(b)	186,016
200,000	EUR, 4.75%, 04/16/2026	188,941
250,000	7.05%, 01/15/2032	202,010
1,030,000	European Investment Bank EUR, 0.63%, 01/22/2029	1,201,843
1,900,000	European Union EUR, 1.38%, 10/04/2029	2,361,901
750,000	Finland Government Bond(b) EUR, 0.50%, 09/15/2027	868,433
	French Republic Government Bond OAT
3,575,000	EUR, 3.50%, 04/25/2020	3,951,867
2,750,000	EUR, 0.00%, 03/25/2023	3,080,109
4,750,000	EUR, 0.25%, 11/25/2026	5,396,360
1,705,000	EUR, 2.00%, 05/25/2048(b)	2,473,049
400,000	Hungary Government International Bond 7.63%, 03/29/2041	616,000
	India Government Bond
141,000,000	INR, 8.15%, 06/11/2022	1,977,610
25,000,000	INR, 6.84%, 12/19/2022	343,848
155,060,000	INR, 7.59%, 01/11/2026	2,169,840
	Indonesia Government International Bond
215,000	EUR, 3.75%, 06/14/2028	251,351
335,000	EUR, 1.40%, 10/30/2031	318,208
	Indonesia Treasury Bond
2,198,000,000	IDR, 7.00%, 05/15/2022	137,109
3,887,000,000	IDR, 12.90%, 06/15/2022	269,738
257,000,000	IDR, 10.25%, 07/15/2022	17,014
2,419,000,000	IDR, 5.63%, 05/15/2023	143,762
1,615,000,000	IDR, 8.38%, 03/15/2024	102,948
30,036,000,000	IDR, 8.38%, 09/15/2026	1,896,476
10,314,000,000	IDR, 7.00%, 05/15/2027	602,127
212,000,000	IDR, 10.00%, 02/15/2028	14,367
635,000,000	IDR, 6.13%, 05/15/2028	34,215
42,000,000	Inter-American Development Bank MXN, 7.50%, 12/05/2024	1,833,146
1,375,000	Ireland Government Bond EUR, 1.00%, 05/15/2026	1,610,389
725,000	Israel Government International Bond 2.75%, 07/03/2030	725,000

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Italy Buoni Poliennali Del Tesoro
3,925,000	EUR, 0.65%, 11/01/2020	$ 4,340,824
3,400,000	EUR, 1.35%, 04/15/2022	3,816,900
2,675,000	EUR, 2.70%, 03/01/2047(b)	3,139,384
550,000	Ivory Coast Government International Bond EUR, 5.88%, 10/17/2031	517,123
1,500,000	Japan Bank for International Cooperation 3.38%, 10/31/2023	1,628,885
665,600,000	Japan Government Five Year Bond JPY, 0.10%, 06/20/2021	6,207,583
600,500,000	Japan Government Ten Year Bond JPY, 0.80%, 09/20/2023	5,764,074
	Japan Treasury Discount Bill(h)
10,500,000	JPY, 0.00%, 05/20/2020	97,680
122,000,000	JPY, 0.00%, 09/23/2020	1,135,825
	Japanese Government CPI Linked Bond(i)
1,445,000,000	JPY, 0.10%, 03/10/2027	13,707,765
549,900,000	JPY, 0.10%, 03/10/2028	5,177,708
1,120,000	Kazakhstan Government International Bond EUR, 0.60%, 09/30/2026	1,119,629
325,000	Kenya Government International Bond 7.25%, 02/28/2028	300,466
	Kingdom of Belgium Government Bond(b)
1,025,000	EUR, 1.90%, 06/22/2038	1,398,502
1,355,000	EUR, 1.60%, 06/22/2047	1,802,379
	Korea Treasury Bond
1,567,310,000	KRW, 2.25%, 09/10/2023	1,331,787
1,574,710,000	KRW, 1.38%, 09/10/2024	1,296,895
750,000,000	KRW, 3.00%, 09/10/2024	660,806
2,112,800,000	KRW, 1.38%, 12/10/2029	1,705,448
	Mexican Bonos
709,900(j)	MXN, 8.00%, 06/11/2020	2,997,964
757,500(j)	MXN, 6.50%, 06/10/2021	3,194,416
396,600(j)	MXN, 7.25%, 12/09/2021	1,698,496
393,200(j)	MXN, 6.50%, 06/09/2022	1,660,714
209,500(j)	MXN, 8.00%, 12/07/2023	926,039
567,000(k)	Mexican Udibonos, Index Linked(i) MXN, 2.50%, 12/10/2020	153,168
1,625,000	Netherlands Government Bond(b) EUR, 0.75%, 07/15/2027	1,942,440
575,000	Nigeria Government International Bond 5.63%, 06/27/2022	495,937
	Norway Government Bond(b)
28,401,000	NOK, 3.75%, 05/25/2021	2,839,088
23,731,000	NOK, 2.00%, 05/24/2023	2,394,353
21,471,000	NOK, 3.00%, 03/14/2024	2,269,516
7,541,000	NOK, 1.75%, 03/13/2025	766,602
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
4,472,000	NOK, 1.50%, 02/19/2026	$ 451,560
1,050,000	Panama Government International Bond 4.50%, 04/01/2056	1,136,625
	Philippine Government International Bond
700,000	EUR, 2.19%, 02/03/2023	725,709
240,000	EUR, 0.88%, 05/17/2027	242,861
425,000	3.70%, 02/02/2042	466,409
1,800,000	Portugal Obrigacoes do Tesouro OT(b) EUR, 3.88%, 02/15/2030	2,551,867
	Republic of Ghana Government Bonds
110,000	GHC, 18.50%, 06/01/2020	19,306
260,000	GHC, 18.25%, 09/21/2020	45,829
180,000	GHC, 24.75%, 03/01/2021	33,284
400,000	GHC, 16.50%, 03/22/2021	69,288
1,660,000	GHC, 16.25%, 05/17/2021	284,441
50,000	GHC, 24.50%, 06/21/2021	9,265
300,000	GHC, 24.75%, 07/19/2021	55,711
130,000	GHC, 18.25%, 07/25/2022	21,141
170,000	GHC, 17.60%, 11/28/2022	26,996
1,370,000	GHC, 16.50%, 02/06/2023	210,820
970,000	GHC, 19.75%, 03/25/2024	158,101
2,890,000	GHC, 19.00%, 11/02/2026	445,320
3,873,000	GHC, 19.75%, 03/15/2032	597,221
1,125,000	Republic of Italy Government International Bond 2.88%, 10/17/2029	1,067,597
225,000	Republic of Kenya 6.88%, 06/24/2024	214,312
525,000	Republic of Poland Government International Bond EUR, 1.13%, 08/07/2026	609,867
	Senegal Government International Bond
215,000	EUR, 4.75%, 03/13/2028(b)	213,696
525,000	EUR, 4.75%, 03/13/2028	521,817
8,175,000	Singapore Government Bond SGD, 2.63%, 05/01/2028	6,366,993
	Spain Government Bond(b)
1,825,000	EUR, 4.40%, 10/31/2023	2,321,757
2,175,000	EUR, 0.60%, 10/31/2029	2,389,406
2,210,000	EUR, 2.90%, 10/31/2046	3,185,325
100,000	Sri Lanka Government International Bond 6.25%, 10/04/2020	69,000
39,940,000	Thailand Government Bond THB, 2.88%, 12/17/2028	1,355,965
625,000	Turkey Government International Bond 5.60%, 11/14/2024	573,457
	Ukraine Government International Bond
475,000	7.75%, 09/01/2020	464,436
335,000	7.75%, 09/01/2022	316,535
475,000	EUR, 4.38%, 01/27/2030(b)	413,863

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
300,000	1.58%, 05/31/2040(d)	$ 218,280
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 44.62% (Cost $192,395,642)		$171,214,495
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.98%
500,000	BBCMS Mortgage Trust(b)(c) Series 2019-BWAY Class A 1.66%, 11/25/2034 1-mo. LIBOR + 0.96%	459,048
450,000	CAMB Commercial Mortgage Trust(b)(c) Series 2019-LIFE Class A 1.77%, 12/15/2037 1-mo. LIBOR + 1.07%	410,819
425,000	CGDB Commercial Mortgage Trust(b)(c) Series 2019-MOB Class A 1.65%, 11/15/2036 1-mo. LIBOR + 0.95%	386,538
	CHC Commercial Mortgage Trust(b)(c)
	Series 2019-CHC Class A
675,000	1.82%, 06/15/2034 1-mo. LIBOR + 1.12%	628,751
	Series 2019-CHC Class B
300,000	2.20%, 06/15/2034 1-mo. LIBOR + 1.50%	282,808
	Commercial Mortgage Pass Through Certificates
	Series 2014-CR14 Class A4
365,000	4.24%, 02/10/2047(d)	388,982
	Series 2014-CR19 Class A5
500,000	3.80%, 08/10/2047	526,385
540,806	HPLY Trust(b)(c) Series 2019-HIT Class A 1.70%, 11/15/2036 1-mo. LIBOR + 1.00%	454,826
	Lanark Master Issuer PLC(b)(c)
	Series 2019-1A Class 1A1
410,000	2.45%, 12/22/2069 3-mo. LIBOR + 0.77%	403,032
	Series 2020-1A Class 2A
450,000	GBP, 1.37%, 12/22/2069 3-mo. SONIA + 0.57%	540,710
775,000	Morgan Stanley Capital I Trust Series 2019-L2 Class A3 3.81%, 03/15/2052	852,454
600,000	Permanent Master Issuer PLC(b)(c) Series 2019-1A Class 1A1 2.38%, 07/15/2058 3-mo. LIBOR + 0.55%	584,392
Principal Amount(a)		Fair Value
Non-Agency — (continued)
500,000	Seasoned Loans Structured Transaction Trust Series 2019-3 Class A2C 2.75%, 11/25/2029	$ 510,299
	Silverstone Master Issuer PLC(b)(c)
	Series 2019-1A Class 2A
481,400	GBP, 1.46%, 01/21/2070 3-mo. SONIA + 0.75%	585,778
	Series 2020-15A Class A
475,000	GBP, 1.05%, 01/21/2070 3-mo. SONIA + 0.47%	571,827
		7,586,649
U.S. Government Agency — 1.49%
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K087 Class A2
125,000	3.77%, 12/25/2028	147,329
	Series K088 Class A2
575,000	3.69%, 01/25/2029	674,815
	Series K159 Class A2
375,000	3.95%, 11/25/2030(d)	451,978
	Series KC02 Class A2
325,000	3.37%, 07/25/2025	353,330
	Series KL3W Class AFLW
420,000	1.97%, 08/25/2025(c) 1-mo. LIBOR + 0.45%	416,872
66,873	Government National Mortgage Association(d) 3.93%, 07/20/2062	67,067
	Seasoned Credit Risk Transfer Trust
	Series 2017-4 Class M45T
345,710	4.50%, 06/25/2057	374,740
	Series 2018-4 Class M55D
491,263	4.00%, 03/25/2058	525,437
	Series 2019-1 Class MA
714,065	3.50%, 07/25/2058	755,481
	Series 2019-3 Class M55D
374,484	4.00%, 10/25/2058	404,493
	Seasoned Loans Structured Transaction
	Series 2018-2 Class A1
521,633	3.50%, 11/25/2028	539,902
	Series 2019-1 Class A2
400,000	3.50%, 05/25/2029	416,185
595,968	Seasoned Loans Structured Transaction Trust Series 2019-2 Class A1C 2.75%, 09/25/2029	587,371
		5,715,000
TOTAL MORTGAGE-BACKED SECURITIES — 3.47% (Cost $13,306,038)		$13,301,649

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,560,000	1.50%, 10/31/2024	$ 3,744,258
1,700,000	1.13%, 02/28/2025	1,763,152
4,250,000	2.88%, 05/31/2025	4,783,408
3,874,000	2.63%, 12/31/2025	4,347,657
2,100,000	1.63%, 02/15/2026	2,237,320
957,000	2.13%, 05/31/2026	1,050,532
2,100,000	1.63%, 10/31/2026	2,248,230
745,000	2.00%, 11/15/2026	815,659
6,700,000	1.13%, 02/28/2027	6,964,598
TOTAL U.S. TREASURY BONDS AND NOTES — 7.28% (Cost $27,198,968)		$27,954,814
SHORT TERM INVESTMENTS
Corporate Bonds and Notes — 0.06%
$225,000	Bristol-Myers Squibb Co(b) 2.88%, 08/15/2020	225,789
Foreign Government Bonds and Notes — 7.35%
6,291,000	Argentina Treasury Bill(h) ARS, 0.00%, 05/13/2020	94,465
	Japan Treasury Discount Bill(h)
373,950,000	JPY, 0.00%, 04/06/2020	3,477,850
136,250,000	JPY, 0.00%, 04/10/2020	1,267,187
114,000,000	JPY, 0.00%, 05/11/2020	1,060,470
917,800,000	JPY, 0.00%, 06/10/2020	8,539,228
159,800,000	JPY, 0.00%, 07/10/2020	1,487,047
917,200,000	JPY, 0.00%, 08/11/2020	8,536,829
130,600,000	JPY, 0.00%, 09/10/2020	1,215,785
45,243,000(j)	Mexico Cetes(h) MXN, 0.00%, 04/02/2020	1,905,397
	Norway Treasury Bill(b)(h)
4,072,000	NOK, 0.00%, 06/17/2020	391,010
2,438,000	NOK, 0.00%, 09/16/2020	233,614
		28,208,882
U.S. Government Agency Bonds and Notes — 1.20%
4,605,000	Federal Home Loan Bank(h) 0.00%, 04/01/2020	4,605,000
U.S. Treasury Bonds and Notes — 0.53%
	U.S. Treasury Bills
1,630,000	1.13%, 04/16/2020	1,629,234
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 400,000	0.00%, 07/30/2020(h)	$ 400,016
		2,029,250
Repurchase Agreements — 0.56%
999,760	Undivided interest of 1.61% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,034) with RBC Capital Markets Corp, 0.01%, dated 3/31/20 to be repurchased at $999,760 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 7/15/20 - 2/20/50, with a value of $54,304,820.(l)	999,760
999,760	Undivided interest of 1.65% in a repurchase agreement (principal amount/value $52,106,736 with a maturity value of $52,106,750) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $999,760 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 8.00%, 2/1/30 - 3/1/56, with a value of $53,148,871.(l)	999,760
163,663	Undivided interest of 62.58% in a repurchase agreement (principal amount/value $262,023 with a maturity value of $262,023) with Citigroup Global Markets Inc, 0.01%, dated 3/31/20 to be repurchased at $163,663 on 4/1/20 collateralized by U.S. Treasury securities, 0.25% - 4.25%, 7/15/29 - 2/15/50, with a value of $267,263.(l)	163,663
		2,163,183
TOTAL SHORT TERM INVESTMENTS — 9.70% (Cost $37,625,601)		$37,232,104
TOTAL INVESTMENTS — 87.61% (Cost $358,526,006)		$336,205,494
OTHER ASSETS & LIABILITIES, NET — 12.39%		$47,535,330
TOTAL NET ASSETS — 100.00%		$383,740,824

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	All or a portion of the security is on loan at March 31, 2020.
(g)	Principal amount is stated in 1,000 Brazilian Real Units.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(i)	Principal amount of the security is adjusted for inflation.
(j)	Principal amount is stated in 100 Mexican Peso Units.
(k)	Principal amount is stated in 100 Unidad de Inversion Units.
(l)	Collateral received for securities on loan.
BADLARPP	Argentina Deposit Rate is the interest rate banks charge each other for short-term loans.
BBSW	Bank Bill Swap Rate
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
At March 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
10 Year Commonwealth Treasury Bond Short Futures	17	AUD	1,687,420	June 2020	$916
Canadian 10 Year Bond Long Futures	4	CAD	588,560	June 2020	18,077
Euro 10 Year Treasury Note Long Futures	61	EUR	10,199,810	June 2020	(38,657)
Euro-Bobl Short Futures	23	EUR	3,109,830	June 2020	31,664
Euro-Btp Long Futures	45	EUR	6,363,450	June 2020	(208,735)
Euro-Bund Short Futures	103	EUR	17,768,530	June 2020	185,287
Euro-Buxl Short Futures	14	EUR	2,938,600	June 2020	105,746
Euro-Schatz Short Futures	14	EUR	1,570,660	June 2020	3,706
Japan 10 Year Bond Long Futures	28	JPY	4,271,960,000	June 2020	(249,337)
Long Gilt Short Futures	56	GBP	7,626,640	June 2020	(229,229)
U.S. 10 Year Treasury Note Long Futures	1	USD	138,688	June 2020	1,532
U.S. 10 Year Treasury Ultra Short Futures	54	USD	8,425,688	June 2020	(345,299)
U.S. 2 Year Treasury Note Long Futures	49	USD	10,798,758	June 2020	163,942
U.S. 5 Year Treasury Note Long Futures	229	USD	28,707,297	June 2020	104,455
U.S. Long Bond Long Futures	53	USD	9,490,313	June 2020	797,666
U.S. Ultra Bond Short Futures	30	USD	6,656,250	June 2020	(339,858)
				Net Appreciation	$1,876
At March 31, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	DKK	2,230,000	USD	322,376	April 30, 2020	$7,347
BA	NZD	5,525,000	USD	3,192,179	April 30, 2020	101,853
BA	SEK	48,920,000	USD	4,778,439	April 30, 2020	171,574
BA	USD	2,219,675	CHF	2,130,000	April 30, 2020	3,291
BA	USD	2,562,464	EUR	2,296,794	April 15, 2020	27,993
BA	USD	224,576	EUR	200,000	April 29, 2020	3,771
BA	USD	5,503,435	EUR	4,900,000	April 30, 2020	93,521
BA	USD	247,697	EUR	221,000	May 21, 2020	3,503
BA	USD	4,756,283	EUR	4,253,137	May 26, 2020	55,877
BA	USD	720,010	EUR	636,164	October 16, 2020	13,830
BB	NOK	42,500,000	USD	3,758,072	April 30, 2020	330,487
BB	USD	18,957,278	EUR	17,205,000	April 30, 2020	(38,144)
BNP	JPY	288,130,000	USD	2,661,444	October 26, 2020	37,845
BNY	JPY	175,000,000	USD	1,625,387	April 30, 2020	4,459
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	JPY	341,569,403	AUD	4,618,549	May 26, 2020	$352,506
CIT	JPY	497,119,000	AUD	7,000,000	June 09, 2020	343,856
CIT	JPY	326,945,483	AUD	4,606,251	August 24, 2020	267,893
CIT	USD	3,989,239	CAD	5,635,000	April 30, 2020	(16,473)
CIT	USD	506,344	EUR	453,945	May 14, 2020	4,891
CIT	USD	482,579	EUR	430,647	May 21, 2020	6,735
CIT	USD	416,067	MXP	8,356,000	April 08, 2020	64,052
CIT	USD	1,409,359	MXP	28,653,000	June 17, 2020	212,833
CIT	USD	416,076	MXP	8,574,000	October 08, 2020	63,763
CIT	USD	312,068	MXP	6,440,000	October 09, 2020	47,478
CIT	USD	1,038,340	MXP	21,471,000	October 13, 2020	156,661
CIT	USD	1,533,892	MXP	31,604,000	October 15, 2020	236,459
CIT	USD	1,417,487	MXP	28,939,000	October 16, 2020	229,618
CIT	ZAR	13,880,000	USD	780,581	June 17, 2020	(12,393)
DB	SEK	13,566,500	EUR	1,248,171	April 15, 2020	(10,798)
DB	SEK	13,566,500	EUR	1,274,460	May 13, 2020	(35,897)
DB	SEK	27,133,000	EUR	2,561,466	June 15, 2020	(95,499)
DB	SEK	13,566,500	EUR	1,247,024	June 16, 2020	(10,679)
DB	SEK	13,566,500	EUR	1,286,506	August 13, 2020	(53,951)
DB	USD	7,240	IDR	118,576,040	April 02, 2020	(30)
DB	USD	1,848,516	KRW	2,155,000,000	May 29, 2020	76,809
DB	USD	1,865,337	KRW	2,244,000,000	July 06, 2020	16,459
GS	CHF	1,488,151	EUR	1,355,946	May 12, 2020	53,676
GS	CHF	2,976,301	EUR	2,752,614	August 12, 2020	63,925
GS	CHF	1,488,151	EUR	1,358,050	November 12, 2020	55,929
GS	USD	4,778,142	AUD	8,015,000	April 30, 2020	(151,059)
HSB	GBP	13,620,000	USD	16,001,457	April 30, 2020	926,500
HSB	JPY	332,635,240	AUD	4,515,000	June 12, 2020	363,787
HSB	JPY	99,092,240	AUD	1,510,000	June 16, 2020	6,520
HSB	JPY	201,565,175	AUD	2,975,000	September 14, 2020	74,491
HSB	JPY	253,000,000	USD	2,346,786	April 30, 2020	9,505
HSB	JPY	91,465,350	USD	867,138	June 08, 2020	(14,101)
HSB	USD	146,226	EUR	130,000	April 30, 2020	2,698
HSB	USD	902,696	EUR	810,000	May 14, 2020	7,926
HSB	USD	949,140	EUR	839,000	October 16, 2020	17,798
HSB	USD	508,902	INR	36,602,780	May 14, 2020	31,976
HSB	USD	1,562,667	KRW	1,872,310,000	April 20, 2020	25,025
HSB	USD	6,821,014	MXP	138,930,000	April 06, 2020	967,346
HSB	USD	4,964,710	MXP	103,600,000	October 07, 2020	707,126
HSB	USD	5,226,513	SGD	7,560,000	June 17, 2020	(98,826)
JPM	CHF	4,325,000	USD	4,412,347	April 30, 2020	88,056
JPM	JPY	496,460,508	AUD	6,845,600	May 21, 2020	454,516
JPM	JPY	510,581,819	AUD	6,910,000	June 12, 2020	580,471
JPM	JPY	291,226,650	AUD	3,900,000	July 14, 2020	335,203
JPM	JPY	369,079,847	AUD	5,134,200	August 21, 2020	338,768
JPM	JPY	238,980,016	AUD	3,520,000	September 14, 2020	88,077
JPM	JPY	125,415,488	AUD	1,711,400	November 24, 2020	139,044
JPM	JPY	89,886,790	USD	822,988	April 24, 2020	13,926
JPM	JPY	86,869,140	USD	824,522	June 08, 2020	(14,351)
JPM	JPY	193,188,900	USD	1,763,839	August 27, 2020	42,770
JPM	JPY	66,196,754	USD	615,952	September 23, 2020	3,623
JPM	NOK	5,702,500	USD	632,718	June 19, 2020	(84,096)
JPM	NOK	17,227,800	USD	1,909,462	September 21, 2020	(251,577)
JPM	USD	4,777,027	AUD	8,012,000	April 30, 2020	(150,329)
JPM	USD	1,408,413	BRL	5,838,000	May 05, 2020	287,473
JPM	USD	1,201,854	BRL	5,147,300	June 02, 2020	215,283
JPM	USD	1,429,141	BRL	6,454,000	August 04, 2020	196,559
JPM	USD	1,152,171	EUR	1,060,000	April 30, 2020	(18,137)
JPM	USD	6,424,394	EUR	5,736,670	May 20, 2020	85,897
JPM	USD	2,273,607	EUR	2,028,974	May 21, 2020	31,691
JPM	USD	2,270,554	EUR	2,028,974	May 22, 2020	28,551
JPM	USD	1,549,462	GBP	1,250,000	April 30, 2020	(4,131)
JPM	USD	7,231	IDR	118,518,540	April 02, 2020	(35)
JPM	USD	958,175	INR	70,560,000	May 18, 2020	39,810
JPM	USD	3,487,003	JPY	385,000,000	April 30, 2020	(98,658)
JPM	USD	1,004,918	THB	33,000,000	June 17, 2020	(1,628)
MS	JPY	2,072,890,000	USD	18,670,648	April 30, 2020	635,018
MS	MXP	58,000,000	USD	2,335,545	June 17, 2020	86,487
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MS	PLN	9,700,000	USD	2,332,897	June 17, 2020	$10,614
MS	USD	894,669	EUR	802,250	May 27, 2020	8,019
SAH	USD	980,570	EUR	872,692	April 29, 2020	17,096
SAH	USD	1,054,829	INR	77,021,000	August 27, 2020	64,275
SAH	USD	1,261,191	INR	92,497,000	August 28, 2020	71,728
UBS	CHF	1,516,349	EUR	1,381,174	May 08, 2020	53,688
UBS	CHF	3,032,700	EUR	2,799,651	August 10, 2020	69,689
UBS	CHF	1,516,349	EUR	1,383,328	November 09, 2020	56,014
UBS	EUR	2,750,000	USD	3,021,783	April 30, 2020	14,393
UBS	MXP	33,000,000	USD	1,312,946	June 17, 2020	65,108
					Net Appreciation	$9,210,647
At March 31, 2020, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Amount(b)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.HY.33 Index	$6,700,000	$(380,556)	$494,360	5.00	December 20, 2024	$(874,916)	Sell	Quarterly
CDX.NA.IG.34 Index	2,375,000	(14,473)	(14,177)	1.00	June 20, 2025	(296)	Sell	Quarterly
					Net Depreciation	$(875,212)
(a) Based on an index of North American bonds with high yield or investment grade credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At March 31, 2020, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
1.03%	3-mo. NZBB	7,900,000	October 25, 2024	$91,366	Quarterly
1.61%	3-mo. NZBB	4,180,000	December 16, 2029	168,241	Quarterly
0.73%	6-mo. GBP LIBOR	4,720,000	February 26, 2050	209,341	Semi-Annual
			Net Appreciation	$468,948
Abbreviations:
GBP LIBOR	Great British Pound is the average interest rate at which a selection of banks in London are prepared to lend to one another.
NZBB	New Zealand Bank Bill is the interest rate banks charge each other for short-term loans.
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
BNP	BNP Paribas Securities Corp
BNY	Bank of New York
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley & Co LLC
SAH	Standard Chartered Bank
UBS	UBS AG
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
GHC	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Summary of Investments by Country as of March 31, 2020.
Country	Fair Value	Percentage of Fund Investments
United States	$110,268,304	32.80%
Japan	59,850,257	17.80
France	17,557,104	5.22
Mexico	12,994,893	3.87
Italy	12,364,705	3.68
Germany	10,455,282	3.11
Norway	10,302,117	3.06
Spain	8,477,710	2.52
Brazil	7,832,737	2.33
Singapore	7,293,490	2.17
United Kingdom	7,043,534	2.10
Netherlands	6,168,966	1.84
Belgium	5,562,781	1.65
South Korea	5,200,487	1.55
Australia	4,499,183	1.34
India	4,491,298	1.34
Indonesia	4,383,701	1.30
Canada	4,149,581	1.23
Colombia	3,310,292	0.98
Argentina	3,262,611	0.97
Luxembourg	3,023,567	0.90
Portugal	2,551,867	0.76
Ireland	1,984,347	0.59
Ghana	1,976,723	0.59
Cayman Islands	1,839,769	0.55
Kazakhstan	1,637,555	0.49
Other	1,585,357	0.47
Ukraine	1,413,114	0.42
Thailand	1,355,965	0.40
Egypt	1,314,370	0.39
Cyprus	1,237,570	0.37
United Arab Emirates	1,203,942	0.36
Philippines	1,192,118	0.35
Panama	1,136,625	0.34
Finland	868,433	0.26
Senegal	735,513	0.22
Israel	725,000	0.22
Denmark	630,991	0.19
Hungary	616,000	0.18
Poland	609,867	0.18
Croatia	579,023	0.17
Turkey	573,457	0.17
Ivory Coast	517,123	0.15
Togo	515,416	0.15
Nigeria	495,937	0.15
Kenya	214,312	0.06
Chile	202,500	0.06
Total	$336,205,494	100.00%
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

March 31, 2020

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$12,249,469	$—	$12,249,469
Corporate Bonds and Notes	219,786	74,033,177	—	74,252,963
Foreign Government Bonds and Notes	—	171,214,495	—	171,214,495
Mortgage-Backed Securities	—	13,301,649	—	13,301,649
U.S. Treasury Bonds and Notes	—	27,954,814	—	27,954,814
Short Term Investments	—	37,232,105	—	37,232,105
Total investments, at fair value:	219,786	335,985,709	0	336,205,495
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	10,371,439	—	10,371,439
Futures Contracts(a)	725,690	—	—	725,690
Interest Rate Swaps(a)	—	468,949	—	468,949
Total Assets	$945,476	$346,826,097	$0	$347,771,573
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(1,160,793)	—	(1,160,793)
Credit Default Swaps(a)	—	(875,212)	—	(875,212)
Futures Contracts(a)	$(723,814)	$—	$—	$(723,814)
Total Liabilities	$(723,814)	$(2,036,005)	$0	$(2,759,819)
(a)	Credit Default Swaps, Futures Contracts, Forward Foreign Currency Contracts, and Interest Rate Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 102 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $267,660,125 in forward contracts for the reporting period.

March 31, 2020

Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $5,777,500 in credit default swaps for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $345,416,000 in interest rate swaps for the reporting period.

March 31, 2020